UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06310
Legg Mason Partners Variable Income Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: September 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
VARIABLE INCOME TRUST
LEGG MASON PARTNERS
VARIABLE STRATEGIC BOND PORTFOLIO
FORM N-Q
SEPTEMBER 30, 2007

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited)	September 30, 2007

Face
Amount	Security	Value

MORTGAGE-BACKED SECURITIES — 52.4%
FHLMC — 7.1%
	Federal Home Loan Mortgage Corp. (FHLMC):
$151,994	5.821% due 2/1/37 (a)(b)	$153,393
945,325	5.907% due 4/1/37 (a)(b)	954,845
429,191	5.959% due 5/1/37 (a)(b)	434,600
391,362	6.033% due 5/1/37 (a)(b)	397,468
	Gold:
3,102,918	5.500% due 12/1/36 (b)	3,039,222
1,580,000	6.000% due 9/1/37 (b)	1,582,117

	TOTAL FHLMC	6,561,645

FNMA — 32.7%
	Federal National Mortgage Association (FNMA):
7,200,000	5.500% due 10/16/22-10/11/37 (c)	7,152,311
5,400,000	6.000% due 10/16/22-11/13/37 (c)	5,408,123
8,485	8.000% due 7/1/30-9/1/30 (b)	8,945
35,080	7.500% due 8/1/30-2/1/31 (b)	36,729
1,559,789	5.000% due 2/1/36 (b)	1,490,527
762,427	5.500% due 1/1/37 (b)	747,046
11,300,000	5.000% due 10/11/37-11/13/37 (c)	10,778,202
4,260,000	6.500% due 10/11/37 (c)	4,337,877

	TOTAL FNMA	29,959,760

GNMA — 12.6%
	Government National Mortgage Association (GNMA):
894,659	5.500% due 6/20/37 (b)	879,462
10,600,000	6.000% due 10/18/37 (c)	10,667,904

	TOTAL GNMA	11,547,366

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $48,026,293)	48,068,771

ASSET-BACKED SECURITIES — 10.8%
Credit Card — 0.4%
430,000	Washington Mutual Master Note Trust, 5.783% due 9/15/13 (a)(b)(d)	423,743

Home Equity — 10.3%
279,575	Accredited Mortgage Loan Trust, 5.371% due 9/25/35 (a)(b)	234,415
595,909	ACE Securities Corp., 5.301% due 1/25/36 (a)(b)	421,146
55,609	Amortizing Residential Collateral Trust, 6.331% due 8/25/32 (a)(b)	25,706
149,465	Argent Securities Inc., 5.191% due 5/25/36 (a)(b)	149,304
92,220	Bayview Financial Acquisition Trust, 5.239% due 4/28/36 (a)(b)	92,170
590,000	Bear Stearns Asset-Backed Securities Trust, 5.481% due 9/25/34 (a)(b)	582,718
290,000	Countrywide Asset-Backed Certificates, 6.755% due 6/25/34 (a)(b)	258,958
	Countrywide Home Equity Loan Trust:
884,804	6.303% due 11/15/28 (a)(b)	879,078
539,351	5.953% due 5/15/36 (a)(b)	527,020
673,917	5.620% due 12/15/33 (a)(b)(d)	643,898
671,852	First Horizon ABS Trust, 5.291% due 10/25/34 (a)(b)	659,958
829,581	GMAC Mortgage Corp. Loan Trust, 5.881% due 2/25/31 (a)(b)(d)	799,471
115,827	Green Tree Financial Corp., 7.070% due 1/15/29 (b)	119,478
350,310	GSAMP Trust, 5.231% due 1/25/36 (a)(b)	332,960
527,200	Indymac Home Equity Loan Asset-Backed Trust, 5.301% due 4/25/36 (a)(b)	519,043
856,468	Lehman XS Trust, 5.341% due 9/25/46 (a)(b)	839,119
214,265	Long Beach Mortgage Loan Trust, 5.271% due 11/25/35 (a)(b)	212,882
2,007	Merrill Lynch Mortgage Investors Inc., 5.000% due 9/25/35 (b)(d)	1,903
481,550	SACO I Trust, 5.301% due 3/25/36 (a)(b)	452,745
See Notes to Schedule of Investments.

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2007

Face
Amount	Security	Value

Home Equity — 10.3% (continued)
$3,130	Sail Net Interest Margin Notes, 7.750% due 4/27/33 (d)	$9
846,499	Securitized Asset Backed Receivables LLC, 5.361% due 2/25/37 (a)(b)	832,215
850,490	Washington Mutual Asset-Backed Certificates, 5.381% due 5/25/47 (a)(b)	833,959

	Total Home Equity	9,418,155

Manufactured Housing — 0.1%
47,910	Mid-State Trust, 7.340% due 7/1/35 (b)	51,330

	TOTAL ASSET-BACKED SECURITIES (Cost — $10,297,777)	9,893,228

COLLATERALIZED MORTGAGE OBLIGATIONS — 22.4%
730,996	American Home Mortgage Investment Trust, 5.294% due 6/25/45 (a)(b)	724,191
810,000	Banc of America Commercial Mortgage Inc., 5.372% due 9/10/45 (a)(b)	804,918
481,735	Banc of America Mortgage Securities, 4.802% due 9/25/35 (a)(b)	474,521
146,946	Banc of America Mortgage Securities Inc., 5.184% due 12/25/34 (a)(b)	142,516
900,000	Bear Stearns Structured Products Inc., 6.398% due 9/27/37 (a)(b)(d)	886,158
125,000	Commercial Mortgage Asset Trust, 7.350% due 1/17/32 (b)	137,772
329,457	Commercial Mortgage Pass-Through Certificates, 5.447% due 7/16/34 (b)(d)	333,115
	Countrywide Alternative Loan Trust:
544,371	5.726% due 7/20/35 (a)(b)	533,579
570,990	5.868% due 11/20/35 (a)(b)	559,246
621,813	5.401% due 1/25/36 (a)(b)	608,514
692,282	5.341% due 7/25/46 (a)(b)	680,490
449,051	Countrywide Home Loan, Mortgage Pass-Through Trust, 5.431% due 5/25/35 (a)(b)	438,034
810,000	Credit Suisse Mortgage Capital Certificates, 5.609% due 2/15/39 (a)(b)	813,924
436,620	Deutsche ALT-A Securities Inc. Mortgage Loan Trust, 4.975% due 8/25/35 (a)(b)	433,687
	Downey Savings & Loan Association Mortgage Loan Trust:
449,199	5.713% due 3/19/45 (a)(b)	439,416
563,375	5.903% due 3/19/46 (a)(b)	552,635
563,375	5.903% due 3/19/47 (a)(b)	552,635
6,134,095	First Union National Bank Commercial Mortgage, Class IO, 0.780% due 5/17/32 (a)(e)	118,519
555,645	GSR Mortgage Loan Trust, 4.938% due 10/25/35 (a)(b)	556,099
	Harborview Mortgage Loan Trust:
510,889	5.903% due 11/19/34 (a)(b)	506,165
576,126	5.853% due 1/19/35 (a)(b)	565,490
880,610	5.706% due 11/19/36 (a)(b)	863,536
524,926	Indymac Index Mortgage Loan Trust, 5.326% due 3/25/35 (a)(b)	523,592
196,354	Merit Securities Corp., 6.629% due 9/28/32 (a)(b)(d)	181,088
740,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.810% due 6/12/50 (a)(b)	748,830
832,882	Morgan Stanley Mortgage Loan Trust, 5.700% due 3/25/36 (a)(b)	844,849
481,733	Sequoia Mortgage Trust, 5.701% due 6/20/33 (a)(b)	478,627
571,003	Structured Adjustable Rate Mortgage Loan Trust, 5.451% due 10/25/35 (a)(b)	556,757
	Structured Asset Mortgage Investments Inc.:
94,991	7.509% due 8/25/35 (a)(b)	95,882
876,311	5.341% due 5/25/36 (a)(b)	862,562
439,251	Structured Asset Securities Corp., 5.411% due 4/25/35 (a)(b)	423,334
877,947	Thornburg Mortgage Securities Trust, 5.301% due 1/25/36 (a)(b)	873,807
	Washington Mutual Inc.:
700,000	4.425% due 8/25/35 (a)(b)	677,550
696,614	5.401% due 12/25/45 (a)(b)	681,734
383,962	5.421% due 12/25/45 (a)(b)	376,838
	Washington Mutual Mortgage Pass-Through Certificates:
349,626	5.503% due 9/25/36 (a)(b)	349,191
867,234	5.793% due 7/25/47 (a)(b)	829,022
See Notes to Schedule of Investments.

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2007

Face
Amount	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 22.4% (continued)
$287,600	Wells Fargo Mortgage Backed Securities Trust, 5.240% due 4/25/36 (a)(b)	$285,698

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $20,680,034)	20,514,521

CONVERTIBLE BOND & NOTE — 0.1%
Automobiles — 0.1%
60,000	Ford Motor Co., Senior Notes, 4.250% due 12/15/36 (b) (Cost — $60,000)	70,425

CORPORATE BONDS & NOTES — 32.7%
Aerospace & Defense — 0.2%
50,000	DRS Technologies Inc., Senior Subordinated Notes, 6.875% due 11/1/13 (b)	50,250
175,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12 (b)	179,813

	Total Aerospace & Defense	230,063

Airlines — 0.2%
4,717	Continental Airlines Inc., Pass-Through Certificates, 6.541% due 3/15/08 (b)	4,670
200,000	Delta Air Lines Inc., Pass-Through Certificates, 7.570% due 11/18/10 (b)	205,307

	Total Airlines	209,977

Auto Components — 0.0%
30,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10 (b)	26,550

Automobiles — 0.9%
375,000	DaimlerChrysler North America Holding Corp., Notes, 4.050% due 6/4/08 (b)	370,953
	Ford Motor Co.:
	Debentures:
10,000	6.625% due 10/1/28 (b)	7,500
25,000	8.900% due 1/15/32 (b)	20,750
345,000	Notes, 7.450% due 7/16/31 (b)	272,550
	General Motors Corp., Senior Debentures:
160,000	8.250% due 7/15/23 (b)	140,800
5,000	8.375% due 7/15/33 (b)	4,406

	Total Automobiles	816,959

Capital Markets — 1.9%
140,000	Bear Stearns Co. Inc., Subordinated Notes, 5.550% due 1/22/17 (b)	132,391
90,000	Credit Suisse Guernsey Ltd., 5.860% due 5/17/17 (a)(b)(f)	85,282
220,000	Goldman Sachs Group Inc., Notes, 4.500% due 6/15/10 (b)	216,972
625,000	Lehman Brothers Holdings Inc., Medium-Term Notes, 4.500% due 7/26/10 (b)	608,640
	Morgan Stanley:
80,000	Medium-Term Notes, 5.810% due 10/18/16 (a)(b)	76,669
600,000	Subordinated Notes, 4.750% due 4/1/14 (b)	564,364
20,000	Morgan Stanley Bank AG for OAO Gazprom, Loan Participation Notes, 9.625% due 3/1/13 (b)(d)	23,262

	Total Capital Markets	1,707,580

Chemicals — 0.2%
80,000	FMC Finance III SA, Senior Notes, 6.875% due 7/15/17 (b)(d)	80,000
10,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (b)	9,200
75,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12 (b)	79,875

	Total Chemicals	169,075

Commercial Banks — 3.1%
250,000	First Data Corp., 7.960% due 10/15/14 (b)(g)	240,000
See Notes to Schedule of Investments.

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2007

Face
Amount	Security	Value

Commercial Banks — 3.1% (continued)
	Glitnir Banki HF:
$190,000	Notes, 6.330% due 7/28/11 (b)(d)	$193,438
170,000	Subordinated Notes, 6.693% due 6/15/16 (a)(b)(d)	173,883
	ICICI Bank Ltd., Subordinated Bonds:
120,000	6.375% due 4/30/22 (a)(b)(d)	112,735
118,000	6.375% due 4/30/22 (a)(b)(d)	110,534
340,000	Landsbanki Islands HF, 6.100% due 8/25/11 (b)(d)	344,761
150,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (a)(b)(d)	150,748
120,000	Royal Bank of Scotland Group PLC, Bonds, 6.990% due 10/5/17 (a)(b)(d)	122,008
160,000	Santander Issuances SA Unipersonal, Subordinated Notes, 5.805% due 6/20/16 (a)(b)(d)	162,182
170,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16 (a)(b)(d)	157,885
80,000	SunTrust Capital, Trust Preferred Securities, 6.100% due 12/15/36 (a)(b)	72,806
	TuranAlem Finance BV, Bonds:
270,000	8.250% due 1/22/37 (b)(d)	228,825
210,000	8.250% due 1/22/37 (b)(d)	183,750
510,000	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14 (b)	500,534
100,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36 (b)	92,067

	Total Commercial Banks	2,846,156

Commercial Services & Supplies — 0.4%
50,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11 (b)	50,250
50,000	Interface Inc., Senior Notes, 10.375% due 2/1/10 (b)	53,000
250,000	Waste Management Inc., Senior Note, 6.375% due 11/15/12 (b)	259,716

	Total Commercial Services & Supplies	362,966

Consumer Finance — 4.2%
120,000	American Express Co., Subordinated Debentures, 6.800% due 9/1/66 (a)(b)	123,180
	Ford Motor Credit Co.:
	Notes:
650,000	7.375% due 10/28/09 (b)	637,661
410,000	7.875% due 6/15/10 (b)	401,024
	Senior Notes:
600,000	5.800% due 1/12/09 (b)	579,692
183,000	10.944% due 6/15/11 (a)(b)	186,860
	General Motors Acceptance Corp.:
20,000	Bonds, 8.000% due 11/1/31 (b)	19,673
70,000	Medium-Term Notes, 4.375% due 12/10/07 (b)	69,663
	Notes:
60,000	5.125% due 5/9/08 (b)	59,534
250,000	5.625% due 5/15/09 (b)	243,480
10,000	7.250% due 3/2/11 (b)	9,701
375,000	6.875% due 9/15/11 (b)	357,175
460,000	6.625% due 5/15/12 (b)	429,644
175,000	6.750% due 12/1/14 (b)	158,834
70,000	Senior Notes, 5.850% due 1/14/09 (b)	68,533
	SLM Corp., Medium-Term Notes:
140,000	5.000% due 10/1/13 (b)	122,400
335,000	5.375% due 5/15/14 (b)	292,743
40,000	5.050% due 11/14/14 (b)	33,971
50,000	5.625% due 8/1/33 (b)	38,603

	Total Consumer Finance	3,832,371

See Notes to Schedule of Investments.

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2007

Face
Amount	Security	Value

Containers & Packaging — 0.3%
	Graham Packaging Co. Inc.:
$30,000	8.500% due 10/15/12 (b)	$29,925
15,000	Senior Subordinated Notes, 9.875% due 10/15/14 (b)	14,925
75,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13 (b)	77,438
100,000	Owens-Brockway Glass Container Inc., Senior Notes, 8.250% due 5/15/13 (b)	104,000
25,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (b)(h)	156
50,000	Smurfit-Stone Container Enterprises Inc., Senior Notes, 8.375% due 7/1/12 (b)	50,250

	Total Containers & Packaging	276,694

Diversified Consumer Services — 0.1%
	Service Corp. International:
35,000	7.500% due 4/1/27 (b)	32,900
20,000	Senior Notes, 7.625% due 10/1/18 (b)	20,850

	Total Diversified Consumer Services	53,750

Diversified Financial Services — 3.5%
200,000	AGFC Capital Trust I, 6.000% due 1/15/67 (a)(b)(d)	187,733
160,000	Aiful Corp., Notes, 5.000% due 8/10/10 (b)(d)	154,782
400,000	Bank of America Corp., Subordinated Notes, 5.420% due 3/15/17 (b)	389,622
330,000	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (b)(d)	340,656
110,000	European Investment Bank, 4.625% due 3/21/12 (b)	109,704
530,000	HSBC Finance Corp., Notes, 4.625% due 1/15/08 (b)	528,786
	JPMorgan Chase & Co.:
130,000	5.150% due 10/1/15 (b)	124,855
	Subordinated Notes:
340,000	6.625% due 3/15/12 (b)	357,232
260,000	5.125% due 9/15/14 (b)	253,962
	Residential Capital LLC, Senior Notes:
20,000	7.460% due 4/17/09 (a)(b)	17,025
50,000	7.595% due 5/22/09 (a)(b)	42,563
405,000	7.000% due 2/22/11 (b)	330,310
30,000	7.500% due 6/1/12 (b)	24,322
200,000	TNK-BP Finance SA, 7.500% due 7/18/16 (b)(d)	199,120
50,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.378% due 10/1/15 (b)	37,625
75,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14 (b)	73,125

	Total Diversified Financial Services	3,171,422

Diversified Telecommunication Services — 2.0%
	Citizens Communications Co.:
20,000	Senior Bonds, 7.125% due 3/15/19 (b)	19,800
30,000	Senior Notes, 7.875% due 1/15/27 (b)	29,400
260,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16 (b)	257,355
	Intelsat Corp.:
15,000	9.000% due 6/15/16 (b)	15,525
16,000	Senior Notes, 9.000% due 8/15/14 (b)	16,560
200,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10 (b)	215,269
40,000	Level 3 Financing Inc., 9.250% due 11/1/14 (b)	39,600
95,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14 (b)	96,663
25,000	Qwest Corp., Notes, 8.875% due 3/15/12 (b)	27,406
425,000	Telecom Italia Capital S.p.A., Senior Notes, 5.250% due 10/1/15 (b)	404,110
585,000	Verizon Florida Inc., Senior Notes, 6.125% due 1/15/13 (b)	605,788
See Notes to Schedule of Investments.

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2007

Face
Amount	Security	Value

Diversified Telecommunication Services — 2.0% (continued)
$60,000	Verizon New York Inc., Senior Debentures, 6.875% due 4/1/12 (b)	$63,265
45,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16 (b)	48,206

	Total Diversified Telecommunication Services	1,838,947

Electric Utilities — 1.2%
	Duke Energy Corp., Senior Notes:
300,000	4.200% due 10/1/08 (b)	297,028
14,000	5.625% due 11/30/12 (b)	14,207
195,000	Exelon Corp., Bonds, 5.625% due 6/15/35 (b)	175,188
	FirstEnergy Corp., Notes:
150,000	6.450% due 11/15/11 (b)	155,219
275,000	7.375% due 11/15/31 (b)	301,826
130,000	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34 (b)	128,088

	Total Electric Utilities	1,071,556

Energy Equipment & Services — 0.1%
55,000	Complete Production Services Inc., 8.000% due 12/15/16 (b)	54,656

Food Products — 0.1%
	Dole Food Co. Inc., Senior Notes:
100,000	7.250% due 6/15/10 (b)	95,000
27,000	8.875% due 3/15/11 (b)	26,460

	Total Food Products	121,460

Health Care Providers & Services — 0.7%
60,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15 (b)(d)	61,950
65,000	DaVita Inc., Senior Notes, 6.625% due 3/15/13 (b)	64,837
	HCA Inc.:
	Senior Notes:
87,000	6.250% due 2/15/13 (b)	77,212
151,000	5.750% due 3/15/14 (b)	127,029
14,000	6.500% due 2/15/16 (b)	11,970
	Senior Secured Notes:
110,000	9.250% due 11/15/16 (b)(d)	117,150
33,000	9.625% due 11/15/16 (b)(d)(i)	35,310
75,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14 (b)	76,312
	Tenet Healthcare Corp., Senior Notes:
75,000	7.375% due 2/1/13 (b)	63,938
15,000	6.875% due 11/15/31 (b)	11,288

	Total Health Care Providers & Services	646,996

Hotels, Restaurants & Leisure — 0.7%
	Caesars Entertainment Inc.:
50,000	Senior Notes, 7.000% due 4/15/13 (b)	52,185
25,000	Senior Subordinated Notes, 8.125% due 5/15/11 (b)	25,625
30,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13 (b)	28,650
75,000	Herbst Gaming Inc., Senior Subordinated Notes, 8.125% due 6/1/12 (b)	67,594
50,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15 (b)	48,625
	MGM MIRAGE Inc.:
80,000	Notes, 6.750% due 9/1/12 (b)	79,100
70,000	Senior Notes, 7.625% due 1/15/17 (b)	69,650
75,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12 (b)	76,312
	Station Casinos Inc.:
15,000	Senior Notes, 7.750% due 8/15/16 (b)	14,925
75,000	Senior Subordinated Notes, 6.500% due 2/1/14 (b)	66,375
See Notes to Schedule of Investments.

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2007

Face
Amount	Security	Value

Hotels, Restaurants & Leisure — 0.7% (continued)
$125,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (b)(d)	$128,125

	Total Hotels, Restaurants & Leisure	657,166

Independent Power Producers & Energy Traders — 0.9%
	AES Corp., Senior Notes:
93,000	9.375% due 9/15/10 (b)	98,580
17,000	7.750% due 3/1/14 (b)	17,340
	Dynegy Holdings Inc.:
25,000	Senior Debentures, 7.125% due 5/15/18 (b)	22,938
60,000	Senior Notes, 7.750% due 6/1/19 (b)(d)	57,675
	Edison Mission Energy, Senior Notes:
110,000	7.200% due 5/15/19 (b)(d)	108,900
20,000	7.625% due 5/15/27 (b)(d)	19,400
	NRG Energy Inc., Senior Notes:
25,000	7.250% due 2/1/14 (b)	25,125
150,000	7.375% due 2/1/16 (b)	150,750
	TXU Corp., Senior Notes:
80,000	5.550% due 11/15/14 (b)	64,921
75,000	6.500% due 11/15/24 (b)	60,487
290,000	6.550% due 11/15/34 (b)	228,886

	Total Independent Power Producers & Energy Traders	855,002

Industrial Conglomerates — 0.6%
	Tyco International Group SA, Notes:
350,000	6.125% due 11/1/08 (b)	353,925
160,000	6.000% due 11/15/13 (b)	161,712

	Total Industrial Conglomerates	515,637

Insurance — 0.5%
140,000	American International Group Inc., Junior Subordinated Debentures, 6.250% due 3/15/37 (b)	132,232
260,000	MetLife Inc., Junior Subordinated Debentures, 6.400% due 12/15/36 (b)	248,012
130,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37 (a)(b)	125,911

	Total Insurance	506,155

IT Services — 0.3%
250,000	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09 (b)	254,642
50,000	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13 (b)	52,250

	Total IT Services	306,892

Media — 3.1%
170,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15 (b)	172,975
25,000	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (b)(d)	25,375
190,000	Clear Channel Communications Inc., Senior Notes, 6.250% due 3/15/11 (b)	174,299
325,000	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13 (b)	364,675
100,000	Comcast Cable Communications Inc., Notes, 8.875% due 5/1/17 (b)	118,268
	Comcast Corp., Notes:
140,000	6.500% due 1/15/15 (b)	144,866
10,000	5.875% due 2/15/18 (b)	9,855
	CSC Holdings Inc.:
50,000	Senior Debentures, 8.125% due 8/15/09 (b)	51,000
50,000	Senior Notes, 6.750% due 4/15/12 (b)	48,375
See Notes to Schedule of Investments.

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2007

Face
Amount	Security	Value

Media — 3.1% (continued)
	Dex Media West LLC/Dex Media Finance Co.:
$50,000	Senior Notes, 8.500% due 8/15/10 (b)	$51,625
48,000	Senior Subordinated Notes, 9.875% due 8/15/13 (b)	51,300
81,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13 (b)	84,544
135,000	EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14 (b)	136,013
70,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (b)	70,175
500,000	Liberty Media Corp., Senior Notes, 7.875% due 7/15/09 (b)	517,092
400,000	News America Inc., Notes, 5.300% due 12/15/14 (b)	389,719
100,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (b)(d)	106,750
290,000	Time Warner Inc., Senior Notes, 7.625% due 4/15/31 (b)	316,326
30,000	TL Acquisitions Inc., Senior Notes, 10.500% due 1/15/15 (b)(d)	29,775
20,000	Univision Communications Inc., Senior Notes, 9.750% due 3/15/15 (b)(d)(i)	19,600

	Total Media	2,882,607

Metals & Mining — 0.5%
80,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17 (b)	87,600
45,000	Steel Dynamics Inc., Senior Notes, 6.750% due 4/1/15 (b)(d)	43,650
300,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36 (b)	310,580

	Total Metals & Mining	441,830

Multi-Utilities — 0.3%
270,000	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12 (b)	271,238

Multiline Retail — 0.0%
25,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15 (b)	27,375

Office Electronics — 0.1%
50,000	Xerox Corp., Senior Notes, 6.400% due 3/15/16 (b)	50,700

Oil, Gas & Consumable Fuels — 4.7%
290,000	Anadarko Finance Co., Senior Notes, 7.500% due 5/1/31 (b)	316,735
90,000	Anadarko Petroleum Corp., Senior Notes, 6.450% due 9/15/36 (b)	88,892
	Chesapeake Energy Corp., Senior Notes:
100,000	6.625% due 1/15/16 (b)	100,000
75,000	6.500% due 8/15/17 (b)	73,313
	Compagnie Generale de Geophysique SA, Senior Notes:
15,000	7.500% due 5/15/15 (b)	15,525
55,000	7.750% due 5/15/17 (b)	56,925
355,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29 (b)	391,572
	El Paso Corp., Medium-Term Notes:
225,000	7.375% due 12/15/12 (b)	233,325
30,000	7.750% due 1/15/32 (b)	30,613
100,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11 (b)	100,000
175,000	Gaz Capital SA, Notes, 8.625% due 4/28/34 (b)(d)	226,730
230,000	Gazprom, Loan Participation Notes, 6.212% due 11/22/16 (b)(d)	228,551
230,000	Hess Corp., Notes, 7.300% due 8/15/31 (b)	252,875
240,000	Intergas Finance BV, 6.375% due 5/14/17 (b)(d)	232,368
	Kerr-McGee Corp.:
160,000	6.950% due 7/1/24 (b)	166,179
410,000	Notes, 7.875% due 9/15/31 (b)	475,474
	Kinder Morgan Energy Partners LP:
150,000	6.750% due 3/15/11 (b)	156,264
	Senior Notes:
30,000	6.300% due 2/1/09 (b)	30,408
20,000	6.000% due 2/1/17 (b)	19,808
See Notes to Schedule of Investments.

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2007

Face
Amount	Security	Value

Oil, Gas & Consumable Fuels — 4.7% (continued)
	OPTI Canada Inc., Senior Secured Notes:
$40,000	7.875% due 12/15/14 (b)(d)	$40,200
45,000	8.250% due 12/15/14 (b)(d)	45,563
20,000	Peabody Energy Corp., 6.875% due 3/15/13 (b)	20,300
	Pemex Project Funding Master Trust:
50,000	5.750% due 12/15/15 (b)	50,281
25,000	Bonds, 6.625% due 6/15/35 (b)	25,887
190,000	Petrobras International Finance Co., Senior Notes, 6.125% due 10/6/16 (b)	192,411
50,000	Pogo Producing Co., Senior Subordinated Notes, 6.875% due 10/1/17 (b)	50,500
50,000	Quicksilver Resources Inc., Senior Subordinated Notes, 7.125% due 4/1/16 (b)	49,500
10,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (b)(d)	9,825
100,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11 (b)	100,250
75,000	Swift Energy Co., Senior Notes, 7.625% due 7/15/11 (b)	75,562
20,000	Tennessee Gas Pipeline Co., 7.625% due 4/1/37 (b)	21,815
75,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14 (b)	72,375
	Williams Cos. Inc.:
	Notes:
25,000	7.875% due 9/1/21 (b)	27,313
164,000	8.750% due 3/15/32 (b)	189,625
75,000	Senior Notes, 7.625% due 7/15/19 (b)	80,719
40,000	XTO Energy Inc., Senior Notes, 7.500% due 4/15/12 (b)	43,262

	Total Oil, Gas & Consumable Fuels	4,290,945

Paper & Forest Products — 0.2%
190,000	Weyerhaeuser Co., Notes, 6.750% due 3/15/12 (b)	197,443

Pharmaceuticals — 0.2%
150,000	Wyeth, 5.950% due 4/1/37 (b)	145,245

Real Estate Investment Trusts (REITs) — 0.1%
50,000	Host Marriott LP, Senior Notes, 6.375% due 3/15/15 (b)	49,125

Real Estate Management & Development — 0.1%
150,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15 (b)(d)	113,625

Road & Rail — 0.0%
	Hertz Corp.:
25,000	Senior Notes, 8.875% due 1/1/14 (b)	25,875
10,000	Senior Subordinated Notes, 10.500% due 1/1/16 (b)	10,850

	Total Road & Rail	36,725

Textiles, Apparel & Luxury Goods — 0.2%
50,000	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15 (b)	52,750
125,000	Simmons Co., Senior Discount Notes, step bond to yield 9.995% due 12/15/14 (b)	100,313

	Total Textiles, Apparel & Luxury Goods	153,063

Thrifts & Mortgage Finance — 0.1%
	Countrywide Financial Corp., Medium-Term Notes:
80,000	5.756% due 6/18/08 (a)(b)	78,334
70,000	5.500% due 1/5/09 (a)(b)	66,374

	Total Thrifts & Mortgage Finance	144,708

Tobacco — 0.2%
150,000	Altria Group Inc., Notes, 7.000% due 11/4/13 (b)	163,212

Wireless Telecommunication Services — 0.8%
25,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12 (b)	25,812
See Notes to Schedule of Investments.

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2007

Face
Amount	Security	Value

Wireless Telecommunication Services — 0.8% (continued)
	Nextel Communications Inc., Senior Notes:
$160,000	6.875% due 10/31/13 (b)	$160,781
205,000	7.375% due 8/1/15 (b)	208,515
325,000	Sprint Capital Corp., Senior Notes, 8.375% due 3/15/12 (b)	358,170

	Total Wireless Telecommunication Services	753,278

	TOTAL CORPORATE BONDS & NOTES (Cost — $30,361,305)	29,999,149

SOVEREIGN BONDS — 2.0%
Italy — 0.4%
325,000	Region of Lombardy, 5.804% due 10/25/32 (b)	333,283

Mexico — 0.6%
	United Mexican States:
	Medium-Term Notes, Series A:
145,000	5.875% due 1/15/14 (b)	149,350
56,000	6.750% due 9/27/34 (b)	61,040
270,000	Medium-Term Notes, 5.625% due 1/15/17 (b)	269,932
66,000	Series XW, 10.375% due 2/17/09 (b)	71,000

	Total Mexico	551,322

Panama — 0.1%
	Republic of Panama:
6,000	9.375% due 4/1/29 (b)	8,070
81,000	6.700% due 1/26/36 (b)	83,633

	Total Panama	91,703

Russia — 0.3%
	Russian Federation:
3,333	8.250% due 3/31/10 (b)(d)	3,471
175,000	11.000% due 7/24/18 (b)(d)	247,187
9,950	7.500% due 3/31/30 (b)(d)	11,144

	Total Russia	261,802

Supranational — 0.6%
540,000	Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12 (b)	572,602

	TOTAL SOVEREIGN BONDS (Cost — $1,740,795)	1,810,712

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 4.5%
U.S. Government Agencies — 2.4%
400,000	Farmer Mac, Guaranteed Trust, 5.125% due 4/19/17 (b)	398,452
220,000	Federal Farm Credit Bank (FFCB), Bonds, 4.500% due 10/17/12 (b)	219,096
	Federal Home Loan Bank (FHLB):
210,000	5.400% due 1/2/09 (b)	210,001
740,000	5.500% due 5/21/09 (b)	740,430
360,000	Global Bonds, 5.500% due 7/15/36 (b)	372,438
270,000	Tennessee Valley Authority, 5.980% due 4/1/36 (b)	297,134

	Total U.S. Government Agencies	2,237,551

U.S. Government Obligation — 2.1%
	U.S. Treasury Bonds:
60,000	8.875% due 8/15/17 (b)	79,969
10,000	6.125% due 11/15/27 (b)	11,574
100,000	6.125% due 8/15/29 (b)(j)	116,688
135,000	5.375% due 2/15/31 (b)(j)	144,555
120,000	4.750% due 2/15/37 (b)	118,378
See Notes to Schedule of Investments.

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2007

Face
Amount	Security	Value

U.S. Government Obligation — 2.1% (continued)
$180,000	5.000% due 5/15/37 (b)	$184,697
3,000	U.S. Treasury Notes, 5.125% due 5/15/16 (b)	3,127
3,020,000	U.S. Treasury Strip Principal (STRIPS), zero coupon bond to yield 5.343% due 11/15/24 (b)	1,290,023

	Total U.S. Government Obligations	1,949,011

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $4,101,557)	4,186,562

U.S. TREASURY INFLATION PROTECTED SECURITIES — 1.0%
	U.S. Treasury Bonds, Inflation Indexed:
314,847	2.000% due 1/15/16 (b)	307,862
568,100	2.375% due 1/15/27 (b)	575,202
	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost — $853,137)	883,064

Shares

COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
176,627	Home Interiors & Gifts Inc. (e)(g)*	1,766

INFORMATION TECHNOLOGY — 0.0%
Computers & Peripherals — 0.0%
1,014	Axiohm Transaction Solutions Inc. (e)(g)*	0

	TOTAL COMMON STOCKS (Cost — $65,741)	1,766

PREFERRED STOCK — 0.0%
FINANCIALS — 0.0%
Thrifts & Mortgage Finance — 0.0%
400	Federal National Mortgage Association (FNMA), 7.000% (a)* (Cost — $21,280)	20,950

Warrants

WARRANTS — 0.1%
1,250	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20 (a)*	46,875
117,036	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates), (e)(g)*	0

	TOTAL WARRANTS (Cost — $0)	46,875

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $116,207,919)	115,496,023

Face
Amount

SHORT-TERM INVESTMENTS — 17.8%
U.S. Government Agency — 0.1%
$100,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.203% due 3/17/08 (j)(k) (Cost — $97,662)	97,968

Repurchase Agreement — 17.7%
16,192,000	Morgan Stanley repurchase agreement dated 09/28/07, 4.900% due 10/1/07; Proceeds at maturity — $16,198,612; (Fully collateralized by U.S. government agency obligation 0.000% due 10/26/07; Market value - $16,516,988) (Cost — $16,192,000) (b)	16,192,000

See Notes to Schedule of Investments.

Legg Mason Partners Variable Strategic Bond Portfolio
Schedule of Investments (unaudited) (continued)
September 30, 2007

TOTAL SHORT-TERM INVESTMENTS (Cost — $16,289,662)	$16,289,968

TOTAL INVESTMENTS — 143.8% (Cost — $132,497,581#)	131,785,991
Liabilities in Excess of Other Assets — (43.8)%	(40,130,656)

TOTAL NET ASSETS — 100.0%	$91,655,335

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.

(b)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options, TBA’s and mortgage dollar rolls.

(c)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Illiquid security.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(h)	Security is currently in default.

(i)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(k)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule: IO — Interest Only
Schedule of Options Written (unaudited)

		Expiration	Strike
Contracts	Security	Date	Price	Value

28	Eurodollar Futures, Call	3/17/08	$95.50	$17,675
35	U.S. Treasury Notes 10 Year Futures, Put	11/20/07	108.00	16,953

	TOTAL OPTIONS WRITTEN
	(Premiums received — $32,201)			$34,628

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Strategic Bond Portfolio (the “Fund”), is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 30, 2007, the Fund was a separate diversified investment fund of Legg Mason Partners Variable Portfolios I, Inc. (the “Company”), a Maryland Corporation registered under the 1940 Act.
Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies or through eligible pensions or other qualified plans.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(d) Financial Futures Contracts. The Fund may enter into financial futures contracts typically, but not necessarily, to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as” variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Stripped Securities. The Fund invests in “Stripped Securities” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions; interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(f) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(g) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(h) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
(i) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and illiquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.
(j) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments
At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$800,830
Gross unrealized depreciation	(1,512,420)

Net unrealized depreciation	$(711,590)

At September 30, 2007, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain (Loss)
Contracts to Buy:

Eurodollar	4	12/07	$949,570	$951,550	$1,980
Eurodollar	11	6/08	2,604,718	2,629,688	24,970
Germany 10 Year Bonds	22	12/07	3,529,443	3,525,206	(4,237)
U.S. Treasury Bonds	23	12/07	2,556,498	2,560,906	4,408
U.S. Treasury 2 Year Notes	30	12/07	6,184,244	6,211,406	27,162
U.S. Treasury 5 Year Notes	5	12/07	533,947	535,156	1,209

					55,492
Contracts to Sell:
U.S. Treasury 10 Year Notes	129	12/07	$14,049,191	$14,097,281	$(48,090)

Net Unrealized Gain on Open Futures Contracts					$7,402

During the period ended September 30, 2007, written option transactions for the Fund were as follows:

	Number of	Premiums
	Contracts	Received

Options written, outstanding December 31, 2006	81	$23,564
Options written	245	83,634
Options closed	(207)	(57,262)
Options expired	(56)	(17,735)

Options written, outstanding September 30, 2007	63	$32,201

At September 30, 2007, the Fund held TBA securities with a total cost of $38,256,903.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Income Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: November 28, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: November 28, 2007

By:	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date: November 28, 2007